Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade (Note 32)	$ 1,343,282	$ 1,117,712
Tax credits and R&D tax credits	167,599	149,955
Other	102,896	130,735
Total accounts receivable	$ 1,613,777	$ 1,398,402